Commitments and Contingencies (Future Minimum Payments for Operating Lease Obligations) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Approximate future minimum payments for its operating lease obligations that have initial remaining non-cancellable terms in excess of one year
2016	$ 231
2017	238
2018	245
2019	$ 193
Thereafter
Total	$ 907